Basis of Presentation and General Information and Recent Accounting Pronouncements (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Entity Information [Line Items]
Date of incorporation	Mar. 08, 1999
Accrued interest income	$ 1,546	$ 591
Accrued Interest Income, Statement Of Financial Position Extensible List	Prepaid expenses and other assets	Prepaid expenses and other assets
Diana Wilhelmsen Management Limited [Member]
Entity Information [Line Items]
Equity method investment, ownership percentage	50.00%